Investment Strategy	Jul. 11, 2025
INVESCO Real Estate Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
The following information is added under the heading “Principal Investment Strategies of the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectuses, as applicable:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.